Invested Assets and Investment Income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Carrying Values and Fair Values of Invested Assets

(a) Carrying values and fair values of invested assets

As at December 31, 2018	FVTPL(1)	AFS(2)	Other(3)	Total carrying value(4)	Total fair value(5)
Cash and short-term securities(6)	$1,080	$10,163	$4,972	$16,215	$16,215
Debt securities(7)
Canadian government and agency	16,445	7,342	–	23,787	23,787
U.S. government and agency	11,934	13,990	–	25,924	25,924
Other government and agency	16,159	4,101	–	20,260	20,260
Corporate	107,425	5,245	–	112,670	112,670
Mortgage/asset-backed securities	2,774	179	–	2,953	2,953
Public equities	16,721	2,458	–	19,179	19,179
Mortgages	–	–	48,363	48,363	48,628
Private placements	–	–	35,754	35,754	36,103
Policy loans	–	–	6,446	6,446	6,446
Loans to Bank clients	–	–	1,793	1,793	1,797
Real estate
Own use property(8)	–	–	2,016	2,016	3,179
Investment property	–	–	10,761	10,761	10,761
Other invested assets
Alternative long-duration assets(9),(10)	14,720	101	8,617	23,438	24,211
Various other (11)	151	–	3,954	4,105	4,104
Total invested assets	$187,409	$43,579	$122,676	$353,664	$356,217

As at December 31, 2017	FVTPL(1)	AFS(2)	Other(3)	Total carrying value	Total fair value(5)
Cash and short-term securities(6)	$439	$11,429	$4,097	$15,965	$15,965
Debt securities(7)
Canadian government and agency	17,886	4,892	–	22,778	22,778
U.S. government and agency	12,497	13,472	–	25,969	25,969
Other government and agency	16,838	2,988	–	19,826	19,826
Corporate	96,785	5,366	–	102,151	102,151
Mortgage/asset-backed securities	3,018	258	–	3,276	3,276
Public equities	18,473	3,072	–	21,545	21,545
Mortgages	–	–	44,742	44,742	46,065
Private placements	–	–	32,132	32,132	34,581
Policy loans	–	–	5,808	5,808	5,808
Loans to Bank clients	–	–	1,737	1,737	1,742
Real estate
Own use property(8)	–	–	1,281	1,281	2,448
Investment property	–	–	12,529	12,529	12,529
Other invested assets
Alternative long-duration assets(9),(10)	12,018	88	8,624	20,730	21,053
Various other (11)	142	–	3,611	3,753	3,752
Total invested assets	$178,096	$41,565	$114,561	$334,222	$339,488

(1)

FVTPL classification was elected for securities backing insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets and changes in the value of the related insurance contract liabilities. If this election had not been made and instead the AFS classification was selected, there would be an accounting mismatch because changes in insurance contract liabilities are recognized in net income rather than in OCI.

(2)

Securities that are designated as AFS are not actively traded by the Company but sales do occur as circumstances warrant. Such sales result in a reclassification of any accumulated unrealized gain (loss) in AOCI to net income as a realized gain (loss).

(3)

Primarily includes assets classified as loans and carried at amortized cost, own use properties, investment properties, equity method accounted investments, oil and gas investments, and leveraged leases. Refer to note 1(e) for further details regarding accounting policy.

(4)

Fixed income invested assets presented above include debt securities, mortgages, private placements and approximately $600 other invested assets, which primarily have contractual cash flows that qualify as SPPI. Fixed income invested assets which do not have SPPI qualifying cash flows as at December 31, 2018 include debt securities, private placements and other invested assets with fair values of $105, $230 and $465, respectively. The change in the fair value of these invested assets during the year amounts to $21.

(5)	The methodologies used in determining fair values of invested assets are described in note 1(c) and note 3(g).
(6)

Includes short-term securities with maturities of less than one year at acquisition amounting to $2,530 (2017 – $2,737), cash equivalents with maturities of less than 90 days at acquisition amounting to $8,713 (2017 – $9,131) and cash of $4,972 (2017 – $4,097).

(7)	Debt securities include securities which were acquired with maturities of less than one year and less than 90 days of $870 and $40, respectively (2017 – $1,768 and $161, respectively).
(8)	Includes accumulated depreciation of $391 (2017 – $389).
(9)

Alternative long-duration assets (“ALDA”) include investments in private equity of $6,769, power and infrastructure of $7,970, oil and gas of $3,416, timber and agriculture of $4,493 and various other invested assets of $791 (2017 – $4,959, $7,355, $2,813, $5,033 and $570, respectively). Included in power and infrastructure are a group of investments in hydro-electric power of $426 for which the Company has an approved plan of sale. Sale of these investments is expected to be completed within one year. This disposal group is classified as held for sale and measured at the lower of carrying amount and fair value less costs to sell.

(10)

During 2018, the Company sold the following invested assets to related parties: $1,422 of power and infrastructure ALDA to the John Hancock Infrastructure Master Fund L.P. in the U.S. an associate of the Company which is a structured entity based on partnership voting rights, the Company provides management services to the fund and owns less than 1% of the ownership interest; $510 (2017 – $395) of U.S. commercial real estate to the Manulife US Real Estate Investment Trust in Singapore, an associate of the Company which is a structured entity based on unitholder voting rights, the Company provides management services to the trust and owns approximately 8.5% (2017 – 9.5%) of its units; and $1,314 of U.S. commercial real estate to three newly established joint ventures which are structured entities based on voting rights. During 2017, $619 of U.S. commercial real estate was sold to the Hancock US Real Estate Fund, L.P., an associate of the Company which is a structured entity based on partnership voting rights. The Company provides management services to the fund and owns approximately 11.7% of its partnership interests.

(11)	Includes $3,575 (2017 – $3,273) of leveraged leases. Refer to note 1(e) regarding accounting policy.

Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method

Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2018		2017
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$3,575	51	$3,273	56
Timber and agriculture	599	9	451	8
Real estate	725	11	498	9
Other	1,959	29	1,535	27
Total	$6,858	100	$5,757	100

Schedule of Investment Income

(c) Investment income

For the year ended December 31, 2018	FVTPL	AFS	Other(1)	Total
Cash and short-term securities
Interest income	$18	$250	$–	$268
Gains (losses)(2)	(74)	62	–	(12)
Debt securities
Interest income	5,432	646	–	6,078
Gains (losses)(2)	(5,993)	(310)	–	(6,303)
Recovery (impairment loss), net	18	–	–	18
Public equities
Dividend income	484	72	–	556
Gains (losses)(2)	(1,596)	330	–	(1,266)
Impairment loss	–	(43)	–	(43)
Mortgages
Interest income	–	–	1,824	1,824
Gains (losses)(2)	–	–	56	56
Provision, net	–	–	(8)	(8)
Private placements
Interest income	–	–	1,729	1,729
Gains (losses)(2)	–	–	(83)	(83)
Impairment loss, net	–	–	(10)	(10)
Policy loans	–	–	371	371
Loans to Bank clients
Interest income	–	–	81	81
Provision, net	–	–	(1)	(1)
Real estate
Rental income, net of depreciation(3)	–	–	515	515
Gains (losses)(2)	–	–	445	445
Impairment loss	–	–	–	–
Derivatives
Interest income, net	689	–	(33)	656
Gains (losses)(2)	(2,251)	–	27	(2,224)
Other invested assets
Interest income	–	–	74	74
Oil and gas, timber, agriculture and other income	–	–	1,758	1,758
Gains (losses)(2)	283	–	(110)	173
Impairment loss, net	(2)	(4)	(114)	(120)
Total investment income	$(2,992)	$1,003	$6,521	$4,532
Investment income
Interest income	$6,139	$896	$4,046	$11,081
Dividend, rental and other income	484	72	2,273	2,829
Impairments, provisions and recoveries, net	16	(47)	(133)	(164)
Other	(271)	58	27	(186)
	6,368	979	6,213	13,560
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	(6,012)	18	–	(5,994)
Public equities	(1,454)	10	–	(1,444)
Mortgages	–	–	55	55
Private placements	–	–	(83)	(83)
Real estate	–	–	449	449
Other invested assets	357	(4)	(140)	213
Derivatives, including macro equity hedging program	(2,251)	–	27	(2,224)
	(9,360)	24	308	(9,028)
Total investment income	$(2,992)	$1,003	$6,521	$4,532

For the year ended December 31, 2017	FVTPL	AFS	Other(1)	Total
Cash and short-term securities
Interest income	$7	$153	$–	$160
Gains (losses)(2)	22	(47)	–	(25)
Debt securities
Interest income	5,102	577	–	5,679
Gains (losses)(2)	3,690	(205)	–	3,485
Recovery (impairment loss), net	16	(1)	–	15
Public equities
Dividend income	524	79	–	603
Gains (losses)(2)	2,372	226	–	2,598
Impairment loss	–	(14)	–	(14)
Mortgages
Interest income	–	–	1,685	1,685
Gains (losses)(2)	–	–	69	69
Provision, net	–	–	(32)	(32)
Private placements
Interest income	–	–	1,553	1,553
Gains (losses)(2)	–	–	43	43
Impairment loss, net	–	–	10	10
Policy loans	–	–	365	365
Loans to Bank clients
Interest income	–	–	68	68
Real estate
Rental income, net of depreciation(3)	–	–	517	517
Gains (losses)(2)	–	–	341	341
Impairment loss	–	–	(4)	(4)
Derivatives
Interest income, net	809	–	84	893
Gains (losses)(2)	(1,029)	–	84	(945)
Other invested assets
Interest income	–	–	174	174
Oil and gas, timber, agriculture and other income	–	–	1,690	1,690
Gains (losses)(2)	441	(7)	50	484
Impairment loss, net	–	–	(45)	(45)
Total investment income	$11,954	$761	$6,652	$19,367
Investment income
Interest income	$5,918	$730	$3,929	$10,577
Dividend, rental and other income	524	79	2,207	2,810
Impairments, provisions and recoveries, net	16	(15)	(71)	(70)
Other	460	(51)	(77)	332
	6,918	743	5,988	13,649
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	3,694	(8)	–	3,686
Public equities	2,200	35	–	2,235
Mortgages	–	–	69	69
Private placements	–	–	40	40
Real estate	–	–	350	350
Other invested assets	329	(9)	121	441
Derivatives, including macro equity hedging program	(1,187)	–	84	(1,103)
	5,036	18	664	5,718
Total investment income	$11,954	$761	$6,652	$19,367

(1)

Primarily includes investment income on loans carried at amortized cost, own use properties, investment properties, derivative and hedging instruments in cash flow hedging relationships, equity method accounted investments, oil and gas investments, and leveraged leases.

(2)

Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, real estate investment properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at AFS and other invested assets carried at amortized cost.

(3)	Rental income from investment properties is net of direct operating expenses.

Summary of Total Investment Expenses

The following table presents the Company’s total investment expenses.

For the years ended December 31,	2018	2017
Related to invested assets	$638	$625
Related to segregated, mutual and other funds	1,070	1,048
Total investment expenses	$1,708	$1,673

Summary of Rental Income and Direct Operating Expenses of Investment Properties

The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2018	2017
Rental income from investment properties	$1,013	$1,120
Direct operating expenses of rental investment properties	(582)	(694)
Total	$431	$426

Summary of Securitized Assets and Secured Borrowing Liabilities

Securitized assets and secured borrowing liabilities

As at December 31, 2018	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(2)
HELOC securitization(1)	$2,285	$ 8	$2,293	$ 2,250
CMB securitization	1,525	–	1,525	1,524
Total	$3,810	$ 8	$3,818	$ 3,774

As at December 31, 2017	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(2)
HELOC securitization(1)	$2,024	$ 8	$2,032	$ 2,000
CMB securitization	1,480	–	1,480	1,523
Total	$3,504	$ 8	$3,512	$ 3,523

(1)

Manulife Bank, a MFC subsidiary, securitizes a portion of its HELOC receivables through Platinum Canadian Mortgage Trust (“PCMT”), and Platinum Canadian Mortgage Trust II (“PCMT II”). PCMT funds the purchase of the co-ownership interests from Manulife Bank by issuing term notes collateralized by an underlying pool of CMHC insured HELOCs to institutional investors. PCMT II funds the purchase of the co-ownership interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liability.

(2)

Secured borrowing liabilities primarily comprise of Series 2011-1 notes with a floating rate which are expected to mature on December 15, 2021, and the Series 2016-1 notes with a floating rate which are expected to mature on May 15, 2022. Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed rate funding.

Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value

The following table presents the fair values of invested assets and segregated funds net assets measured at fair value categorized by the fair value hierarchy.

As at December 31, 2018	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$1,080	$–	$1,080	$–
AFS	10,163	–	10,163	–
Other	4,972	4,972	–	–
Debt securities
FVTPL
Canadian government and agency	16,445	–	16,445	–
U.S. government and agency	11,934	–	11,934	–
Other government and agency	16,159	–	15,979	180
Corporate	107,425	–	106,641	784
Residential mortgage/asset-backed securities	13	–	6	7
Commercial mortgage/asset-backed securities	1,344	–	1,344	–
Other securitized assets	1,417	–	1,417	–
AFS
Canadian government and agency	7,342	–	7,342	–
U.S. government and agency	13,990	–	13,990	–
Other government and agency	4,101	–	4,064	37
Corporate	5,245	–	5,125	120
Residential mortgage/asset-backed securities	2	–	–	2
Commercial mortgage/asset-backed securities	128	–	128	–
Other securitized assets	49	–	49	–
Public equities
FVTPL	16,721	16,718	–	3
AFS	2,458	2,456	2	–
Real estate – investment property(1)	10,761	–	–	10,761
Other invested assets(2)	17,562	–	–	17,562
Segregated funds net assets(3)	313,209	276,178	32,584	4,447
Total	$562,520	$300,324	$228,293	$33,903

As at December 31, 2017	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$439	$–	$439	$–
AFS	11,429	–	11,429	–
Other	4,097	4,097	–	–
Debt securities
FVTPL
Canadian government and agency	17,886	–	17,886	–
U.S. government and agency	12,497	–	12,497	–
Other government and agency	16,838	–	16,599	239
Corporate	96,785	2	96,073	710
Residential mortgage/asset-backed securities	8	–	7	1
Commercial mortgage/asset-backed securities	1,099	–	1,099	–
Other securitized assets	1,911	–	1,886	25
AFS
Canadian government and agency	4,892	–	4,892	–
U.S. government and agency	13,472	–	13,472	–
Other government and agency	2,988	–	2,941	47
Corporate	5,366	–	5,278	88
Residential mortgage/asset-backed securities	37	–	37	–
Commercial mortgage/asset-backed securities	138	–	138	–
Other securitized assets	83	–	82	1
Public equities
FVTPL	18,473	18,470	–	3
AFS	3,072	3,069	3	–
Real estate – investment property(1)	12,529	–	–	12,529
Other invested assets(2)	16,203	–	–	16,203
Segregated funds net assets(3)	324,307	286,490	33,562	4,255
Total	$564,549	$312,128	$218,320	$34,101

(1)

For investment properties, the significant unobservable inputs are capitalization rates (ranging from 2.75% to 8.75% during the year and ranging from 3.50% to 9.00% during 2017) and terminal capitalization rates (ranging from 3.65% to 9.25% during the year and ranging from 4.0% to 9.25% during 2017). Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in unobservable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.

(2)

Other invested assets measured at fair value are held primarily in power and infrastructure and timber sectors. The significant inputs used in the valuation of the Company’s power and infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of a power and infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ranged from 8.95% to 16.5% (2017 – ranged from 9.20% to 16.5%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ranged from 5.0% to 7.0% (2017 – ranged from 5.0% to 7.5%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.

(3)

Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds assets are predominantly invested in investment properties and timberland properties valued as described above.

Summary of Fair Values and the Fair Value Hierarchy

Fair value and the fair value hierarchy of invested assets not measured at fair value.

As at December 31, 2018	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages(1)	$48,363	$48,628	$–	$–	$48,628
Private placements(2)	35,754	36,103	–	30,325	5,778
Policy loans(3)	6,446	6,446	–	6,446	–
Loans to Bank clients(4)	1,793	1,797	–	1,797	–
Real estate – own use property(5)	2,016	3,179	–	–	3,179
Other invested assets(6)	9,981	10,753	121	–	10,632
Total invested assets disclosed at fair value	$104,353	$106,906	$121	$38,568	$68,217

As at December 31, 2017	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages(1)	$44,742	$46,065	$–	$–	$46,065
Private placements(2)	32,132	34,581	–	28,514	6,067
Policy loans(3)	5,808	5,808	–	5,808	–
Loans to Bank clients(4)	1,737	1,742	–	1,742	–
Real estate – own use property(5)	1,281	2,448	–	–	2,448
Other invested assets(6)	8,280	8,602	88	–	8,514
Total invested assets disclosed at fair value	$93,980	$99,246	$88	$36,064	$63,094

(1)

Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

(2)

Fair value of private placements is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity adjustment constitutes a significant price impact, in which case the securities are classified as Level 3.

(3)	Fair value of policy loans is equal to their unpaid principal balances.
(4)

Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.

(5)	Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1.
(6)

Primarily include leveraged leases, oil and gas properties and equity method accounted other invested assets. Fair value of leveraged leases is disclosed at their carrying values as fair value is not routinely calculated on these investments. Fair value for oil and gas properties is determined using external appraisals based on discounted cash flow methodology. Inputs used in valuation are primarily comprised of forecasted price curves, planned production, as well as capital expenditures, and operating costs. Fair value of equity method accounted other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following tables present a roll forward for invested assets and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2018 and 2017.

For the year ended December 31, 2018	Balance, January 1, 2018	Net realized/ unrealized gains (losses) included in net income(1)	Net realized/ unrealized gains (losses) included in AOCI(2)	Purchases	Sales	Settlements	Transfer into Level 3(3)	Transfer out of Level 3(3)	Currency movement	Balance, December 31, 2018	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Other government & agency	$239	$(2)	$–	$27	$(85)	$(14)	$–	$–	$15	$180	$(3)
Corporate	710	3	–	190	(61)	(18)	–	(93)	53	784	(10)
Residential mortgage/asset-backed securities	1	6	–	–	–	–	–	–	–	7	6
Other securitized assets	25	–	–	31	–	–	–	(56)	–	–	–
	975	7	–	248	(146)	(32)	–	(149)	68	971	(7)
AFS
Other government & agency	47	–	–	6	(15)	(4)	–	–	3	37	–
Corporate	88	–	–	49	(12)	(4)	–	(7)	6	120	–
Residential mortgage/asset-backed securities	–	–	1	–	–	–	–	–	1	2	–
Other securitized assets	1	–	–	–	–	–	–	(1)	–	–	–
	136	–	1	55	(27)	(8)	–	(8)	10	159	–
Public equities
FVTPL	3	–	–	–	–	–	–	–	–	3	–
	3	–	–	–	–	–	–	–	–	3	–
Real estate – investment property	12,529	291	–	615	(2,578)	–	–	(706)	610	10,761	244
Other invested assets	16,203	(1,168)	1	3,926	(1,636)	(841)	–	(35)	1,112	17,562	(434)
	28,732	(877)	1	4,541	(4,214)	(841)	–	(741)	1,722	28,323	(190)
Segregated funds net assets	4,255	226	–	155	(367)	1	3	(17)	191	4,447	161
Total	$34,101	$(644)	$2	$4,999	$(4,754)	$(880)	$3	$(915)	$1,991	$33,903	$(36)

For the year ended December 31, 2017	Balance, January 1, 2017	Net realized/ unrealized gains (losses) included in net income(1)	Net realized/ unrealized gains (losses) included in AOCI(2)	Purchases	Sales	Settlements	Transfer into Level 3(3)	Transfer out of Level 3(3)	Currency movement	Balance, December 31, 2017	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Other government & agency	$272	$(3)	$–	$26	$(58)	$(6)	$–	$–	$8	$239	$(3)
Corporate	651	19	–	105	(34)	(29)	24	(21)	(5)	710	10
Residential mortgage/asset-backed securities	2	–	–	–	–	–	–	–	(1)	1	(1)
Commercial mortgage/asset-backed securities	6	–	–	–	(5)	(1)	–	–	–	–	–
Other securitized assets	35	(1)	–	–	–	(7)	–	–	(2)	25	(1)
	966	15	–	131	(97)	(43)	24	(21)	–	975	5
AFS
Other government & agency	51	(1)	(2)	14	(15)	(2)	1	–	1	47	–
Corporate	74	–	4	22	(10)	(4)	–	–	2	88	–
Residential mortgage/asset-backed securities	1	–	(1)	–	–	–	–	–	–	–	–
Commercial mortgage/asset-backed securities	2	–	–	–	(1)	(1)	–	–	–	–	–
Other securitized assets	2	–	–	–	–	(1)	–	–	–	1	–
	130	(1)	1	36	(26)	(8)	1	–	3	136	–
Public equities
FVTPL	7	–	–	–	(4)	–	–	–	–	3	–
	7	–	–	–	(4)	–	–	–	–	3	–
Real estate – investment property	12,756	301	–	1,257	(1,267)	–	–	–	(518)	12,529	264
Other invested assets	14,849	395	–	3,022	(435)	(837)	–	–	(791)	16,203	244
	27,605	696	–	4,279	(1,702)	(837)	–	–	(1,309)	28,732	508
Segregated funds net assets	4,574	60	–	261	(248)	(54)	–	(184)	(154)	4,255	45
Total	$33,282	$770	$1	$4,707	$(2,077)	$(942)	$25	$(205)	$(1,460)	$34,101	$558

(1)

These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in changes in segregated funds net assets, refer to note 22.

(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)	For assets transferred into and out of Level 3, the Company uses fair values of the assets at the beginning of the year.